FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 33,281	$ 27,179
Financial assets, at fair value	33,281	27,179
Disclosure of financial liabilities [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	7,000	7,200
Financial liabilities, carrying value	184,231	146,083
Financial liabilities, at fair value	187,156	147,180
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	7,083	6,409
Financial liabilities, at fair value	7,933	6,467
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	127,869	103,209
Financial liabilities, at fair value	129,728	104,291
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	8,423	8,600
Financial liabilities, at fair value	8,632	8,557
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	136,292	111,809
Financial liabilities, at fair value	138,360	112,848
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	36,724	23,989
Financial liabilities, at fair value	36,724	23,989
Financial instruments designated as hedging instruments, at fair value	1,300	465
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	4,132	3,876
Financial liabilities, at fair value	4,139	3,876
Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	6,103	2,117
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	6,208	4,026
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value		21,036
Equity investments [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	3,189	2,379
Financial assets, at fair value	3,189	2,379
Equity investments [member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	1,398	1,690
Equity investments [member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	1,791	689
Equity investments [member] | Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value		0
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value	1,859	1,818
Financial assets, at fair value	1,859	1,818
Loans and notes receivables | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Loans and notes receivables | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	55	50
Loans and notes receivables | Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value		1,768
Cash And Cash Equivalents1 [Member]
Disclosure of financial assets [line items]
Financial assets, carrying value	6,778	8,390
Financial assets, at fair value	6,778	8,390
Cash And Cash Equivalents1 [Member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Cash And Cash Equivalents1 [Member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Cash And Cash Equivalents1 [Member] | Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value		8,390
Other financial assets
Disclosure of financial assets [line items]
Financial assets, carrying value	12,468	6,227
Financial assets, at fair value	12,468	6,227
Other financial assets | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	6,103	2,117
Other financial assets | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	4,251	1,913
Other financial assets | Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value		2,197
Trade receivables and other [Member]
Disclosure of financial assets [line items]
Financial assets, carrying value	14,035	12,562
Financial assets, at fair value	14,035	12,562
Disclosure of financial liabilities [line items]
Financial instruments designated as hedging instruments, at fair value	950	1,500
Trade receivables and other [Member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	0	0
Trade receivables and other [Member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	1,957	2,113
Trade receivables and other [Member] | Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value		10,449
Loans to government [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	2,403	88
Financial assets, at fair value	2,403	88
Loans to government [member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	2,247	20
Loans to government [member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	156	68
Loans to government [member] | Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value		0
Loans to corporate entities [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	3,267	905
Financial assets, at fair value	3,267	905
Loans to corporate entities [member] | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	1,839	96
Loans to corporate entities [member] | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	1,118	536
Loans to corporate entities [member] | Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value		273
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets, carrying value	1,750	1,037
Financial assets, at fair value	1,750	1,037
Fixed income securities and other | Elected for hedge accounting
Disclosure of financial assets [line items]
Financial assets, carrying value	619	311
Fixed income securities and other | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets, carrying value	1,131	570
Fixed income securities and other | Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value		156
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	177,807	140,996
Amortized Cost | Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	7,083	6,409
Amortized Cost | Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	127,869	103,209
Amortized Cost | Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	8,423	8,600
Amortized Cost | Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	136,292	111,809
Amortized Cost | Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value		20,627
Amortized Cost | Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	2,236	2,151
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	6,424	5,087
Financial liabilities at fair value through profit or loss, category [member] | Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	0	0
Financial liabilities at fair value through profit or loss, category [member] | Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	0	0
Financial liabilities at fair value through profit or loss, category [member] | Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	0	0
Financial liabilities at fair value through profit or loss, category [member] | Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	0	0
Financial liabilities at fair value through profit or loss, category [member] | Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value		3,362
Financial liabilities at fair value through profit or loss, category [member] | Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	1,896	1,725
Fair Value Through OCI
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	0	0
Fair Value Through OCI | Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	0	0
Fair Value Through OCI | Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	0	0
Fair Value Through OCI | Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	0	0
Fair Value Through OCI | Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	0	0
Fair Value Through OCI | Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value		0
Fair Value Through OCI | Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities, carrying value	$ 0	$ 0